UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  12/31/2012

Check here if Amendment [  ]; Amendment Number:  ______

This Amendment (Check only one.): 	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Capital Wealth Planning, LLC

Address: 840 111th Street North, Suite 1

	 Naples, Florida 34108

Form 13F File Number:  28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Kevin Simpson
Title: Chief Investment Officer
Phone:  239-593-2100

Signature, Place, and Date of Signing:

/S/ Kevin Simpson          Naples, Florida                  02/15/2013
 [Signature]                [City, State]                     [Date]

Report Type (Check only one.):
[ X ] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

Form 13F File Number Name
28-__________________       ____________________
[Repeat as necessary.]

                                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: _________________________

Form 13F Information Table Entry Total:  ______________________

Form 13F Information Table Value Total: ______________________
 					   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state NONE and omit the column headings and list entries.]

No.    Form 13F File Number         Name

____   28-________                  _____________

[Repeat as necessary.]  NONE.


< C C >
                                           FORM 13F INFORMATION TABLE


NAME                                   Title of	              value                       Inv
OF ISSUER                               Class    CUSIP      (X$1000)   Shares  Put/Call  Discret      Other Mgr    VAuth

AFLAC Inc                                  E    1055102       1,0       20,000           Discret       None         None
Chevron Corp                               E    166764100     1,1       10,224           Discret       None         None
Chevron Corp                               E    166764100     2,1       19,845           Discret       None         None
Citigroup Inc                              E    172967424               10,000           Discret       None         None
Deere & Company                            E    244199105     2,4       28,664           Discret       None         None
Enterprise Products Partners LP            E    293792107               12,400           Discret       None         None
Enterprise Products Partners LP            E    293792107               13,152           Discret       None         None
Ford Motor Company                         E    345370860               18,291           Discret       None         None
General Electric Company                   E    369604103               11,000           Discret       None         None
Genesis Energy LP                          E    371927104               10,000           Discret       None         None
Home Depot Inc                             E    437076102     1,9       31,200           Discret       None         None
iShares MSCI Germany Index                 E    464286806               13,000           Discret       None         None
iShares MSCI Hong Kong Index               E    464286871               25,000           Discret       None         None
Lilly Eli & Company                        E    532457108     1,8       38,503           Discret       None         None
Microsoft Corp                             E    594918104               18,264           Discret       None         None
New Gold Inc                               E    644535106               10,000           Discret       None         None
Pfizer Inc                                 E    717081103               10,500           Discret       None         None
Plains All American Pipeline Ltd Prtnrshp  E    726503105               20,000           Discret       None         None
Procter & Gamble Co                        E    742718109     1,6       23,737           Discret       None         None
Qualcomm Inc                               E    747525103     1,1       19,000           Discret       None         None
Rackspace Hosting Inc                      E    750086100     1,4       20,000           Discret       None         None
Rackspace Hosting Inc                      E    750086100     1,4       20,000           Discret       None         None
Rackspace Hosting Inc                      E    750086100     1,4       20,000           Discret       None         None
United Parcel Service Inc                  E    911312106     1,3       18,570           Discret       None         None
United Parcel Service Inc                  E    911312106     3,6       48,920           Discret       None         None
United Parcel Service Inc                  E    911312106     3,8       52,392           Discret       None         None
Wells Fargo & Co                           E    949746101               13,895           Discret       None         None
Wells Fargo & Co                           E    949746101               24,438           Discret       None         None
Wells Fargo & Co                           E    949746101     1,4       42,690           Discret       None         None
Wells Fargo & Co                           E    949746101     3,1       92,250           Discret       None         None
Wells Fargo & Co                           E    949746101     3,2       93,764           Discret       None         None
American Capital Agency Corp               E    02503X105               16,000           Discret       None         None
Aurico Gold Inc                            E    05155C105               10,000           Discret       None         None
Exxon Mobil Corporation                    E    30231G102     1,1       13,776           Discret       None         None
Exxon Mobil Corporation                    E    30231G102     1,7       20,000           Discret       None         None
FNMA Pool #685665 5.00% 2/1/2018           B    31400EW22               15,379           Discret       None         None
GNMA Pl 594952 6.00% 9/15/2032             B    36201V5M0               48,000           Discret       None         None
GNMA Ser 2005-54 5.00% 7/20/2035           B    38374LVX6               10,000           Discret       None         None
GNMA Ser 2005-54 5.00% 7/20/2035           B    38374LVX6               20,000           Discret       None         None
GNMA Ser 2005-54 5.00% 7/20/2035           B    38374LVX6               40,000           Discret       None         None
Mattress Firm Hldg Corp                    E    57722W106     6,8       278,234          Discret       None         None
ONEOK Partners LP Unit Ltd                 E    68268N103               10,000           Discret       None         None
Proshares Short S&P 500                    E    74347R503               10,400           Discret       None         None
Protective Life Secd Trs 4.05758% 8/10/14  B    74367CBP9               10,000           Discret       None         None
S&P Dep Receipts                           E    78462F103     1,9       13,535           Discret       None         None
Vanguard Natural Res                       E    92205F106               10,000           Discret       None         None
Call EWG 1-19-13 @ 25                      E    EWG130119C00025000     (13,000)  Call    Discret       None         None
Call GEL 1-19-13 @ 37.50                   E    GEL130119C00037500     (10,000)  Call    Discret       None         None
Call HD 1-4-13 @ 62.50                     E    HD130104C00062500      (11,000)  Call    Discret       None         None
Call HD 1-19-13 @ 65                       E    HD130119C00065000      (10,800)  Call    Discret       None         None
Call LLY 1-19-13 @ 52.50                   E    LLY130119C00052500     (22,500)  Call    Discret       None         None
Call LLY 4-20-13 @ 55                      E    LLY130420C00055000     (11,000)  Call    Discret       None         None
Put MFRM 1-19-13 @ 22.50                   E    MFRM130119P00022500     75,000           Discret       None         None
Call MFRM 4-20-13 @ 30                     E    MFRM130420C00030000    (75,000)  Call    Discret       None         None
Call QCOM 1-19-13 @ 67.50                  E    QCOM130119C67.5        (13,300)  Call    Discret       None         None
Call RAX 3-16-13 @ 85                      E    RAX130316C00085000     (12,500)  Call    Discret       None         None
Call RAX 3-16-13 @ 85                      E    RAX130316C00085000     (11,000)  Call    Discret       None         None
Call RAX 3-16-13 @ 85                      E    RAX130316C00085000     (11,000)  Call    Discret       None         None
Call UPS 2-16-13 @ 77.50                   E    UPS130216C00077500     (31,400)  Call    Discret       None         None
Call UPS 2-16-13 @ 77.50                   E    UPS130216C00077500     (30,000)  Call    Discret       None         None
Call UPS 2-16-13 @ 77.50                   E    UPS130216C00077500     (11,000)  Call    Discret       None         None
Call WFC 1-19-13 @ 35                      E    WFC130119C00035000     (10,200)  Call    Discret       None         None
Call WFC 1-19-13 @ 36                      E    WFC130119C00036000     (30,000)  Call    Discret       None         None
Call WFC 1-19-13 @ 36                      E    WFC130119C00036000     (30,000)  Call    Discret       None         None
Call WFC 1-19-13 @ 36                      E    WFC130119C00036000     (20,000)  Call    Discret       None         None
Call WFC 1-19-13 @ 37                      E    WFC130119C00037000     (10,000)  Call    Discret       None         None
Call WFC 1-19-13 @ 37                      E    WFC130119C00037000     (10,000)  Call    Discret       None         None